Inventory	9 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
NOTE 4. INVENTORY	Inventory consist of the following as of December 31, 2017 and March 31, 2017:
	December 31, 2017	March 31, 2017
Raw materials	$—	$—
Finished Goods	133,876	—
Total	$133,876	$—